PGIM Short Duration Multi-Sector Bond ETF
Schedule of Investments  (unaudited)
as of November 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Long-Term Investments 96.6%
Asset-Backed Securities 16.0%
Automobiles 0.4%
Avis Budget Rental Car Funding AESOP LLC, Series 2024-01A, Class A, 144A	5.360%	06/20/30		200	$203,763
Collateralized Loan Obligations 15.4%
AGL CLO Ltd. (Cayman Islands), Series 2021-14A, Class A, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)	6.029(c)	12/02/34		250	250,126
AlbaCore Euro CLO DAC (Ireland), Series 02A, Class A1, 144A, 3 Month EURIBOR + 0.830% (Cap N/A, Floor 0.830%)	4.311(c)	06/15/34	EUR	250	263,277
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2020-16A, Class A1R, 144A, 3 Month SOFR + 1.462% (Cap N/A, Floor 1.200%)	6.079(c)	01/19/35		250	250,616
Barings Euro CLO DAC (Ireland), Series 2019-01A, Class AR, 144A, 3 Month EURIBOR + 0.960% (Cap N/A, Floor 0.960%)	4.139(c)	04/15/36	EUR	250	263,573
Barrow Hanley CLO Ltd. (Cayman Islands), Series 2023-02A, Class A1, 144A, 3 Month SOFR + 2.050% (Cap N/A, Floor 2.050%)	6.667(c)	10/20/35		250	251,247
Benefit Street Partners CLO Ltd. (Cayman Islands), Series 2015-06BR, Class A, 144A, 3 Month SOFR + 1.452% (Cap N/A, Floor 1.190%)	6.069(c)	07/20/34		250	250,608
BlueMountain Fuji Eur CLO DAC (Ireland), Series 05A, Class B, 144A, 3 Month EURIBOR + 1.550% (Cap N/A, Floor 1.550%)	4.734(c)	01/15/33	EUR	250	264,429
Broad River BSL Funding CLO Ltd. (Cayman Islands), Series 2020-01A, Class AR, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)	6.049(c)	07/20/34		250	250,659
CIFC Funding Ltd. (Cayman Islands), Series 2018-02A, Class A1R, 144A, 3 Month SOFR + 1.370% (Cap N/A, Floor 1.370%)	6.021(c)	10/20/37		250	250,615
Crown City CLO (Cayman Islands), Series 2022-04A, Class A1R, 144A, 3 Month SOFR + 1.610% (Cap N/A, Floor 1.610%)	6.227(c)	04/20/37		250	252,044
Elmwood CLO Ltd. (Cayman Islands),
Series 2019-02A, Class A1RR, 144A, 3 Month SOFR + 1.350% (Cap N/A, Floor 1.350%)	5.907(c)	10/20/37		250	251,203

PGIM Short Duration Multi-Sector Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
Elmwood CLO Ltd. (Cayman Islands), (cont’d.)
Series 2024-05A, Class AR1, 144A, 3 Month SOFR + 1.520% (Cap N/A, Floor 1.520%)	6.137%(c)	04/20/37		250	$251,241

Gallatin CLO Ltd. (Bermuda), Series 2024-01A, Class B, 144A, 3 Month SOFR + 1.950% (Cap N/A, Floor 1.950%)	6.533(c)	10/20/37		250	251,742
Generate CLO Ltd. (Cayman Islands), Series 08A, Class BR2, 144A, 3 Month SOFR + 1.750% (Cap N/A, Floor 1.750%)	6.292(c)	01/20/38		250	250,990
Greywolf CLO Ltd. (Cayman Islands), Series 2018-02A, Class A1, 144A, 3 Month SOFR + 1.440% (Cap N/A, Floor 1.440%)	6.057(c)	10/20/31		161	161,775
HPS Loan Management Ltd. (Cayman Islands), Series 2021-16A, Class A1, 144A, 3 Month SOFR + 1.402% (Cap N/A, Floor 1.140%)	6.028(c)	01/23/35		250	250,371
LCM Ltd. (Cayman Islands), Series 34A, Class A1, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)	6.049(c)	10/20/34		250	250,599
Madison Park Funding Ltd. (Cayman Islands),
Series 2018-28A, Class BR, 144A, 3 Month SOFR + 1.700% (Cap N/A, Floor 1.700%)	6.280(c)	01/15/38		250	250,000
Series 2021-38A, Class A, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 1.382%)	6.029(c)	07/17/34		290	290,086

Menlo CLO Ltd. (Cayman Islands), Series 2024-01A, Class A1, 144A	0.000(cc)	01/20/38		500	500,000
Monument CLO DAC (Ireland), Series 01A, Class A, 144A, 3 Month EURIBOR + 1.590% (Cap N/A, Floor 1.590%)	5.332(c)	05/15/37	EUR	250	265,587
Mountain View CLO Ltd. (Cayman Islands), Series 2023-01A, Class B, 144A, 3 Month SOFR + 3.000% (Cap N/A, Floor 3.000%)	7.656(c)	09/14/36		250	253,511
Neuberger Berman CLO Ltd. (Cayman Islands), Series 2017-16SA, Class AR, 144A, 3 Month SOFR + 1.302% (Cap N/A, Floor 1.040%)	5.958(c)	04/15/34		250	250,499
Northwoods Capital Ltd. (Cayman Islands), Series 2020-22A, Class A1RR, 144A, 3 Month SOFR + 1.700% (Cap N/A, Floor 1.700%)	6.647(c)	09/16/31		250	252,125
Oaktree CLO Ltd. (Cayman Islands), Series 2020-01A, Class AR, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)	6.068(c)	07/15/34		250	250,549

PGIM Short Duration Multi-Sector Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)

Park Avenue Institutional Advisers CLO Ltd. (Cayman Islands), Series 2017-01A, Class A1R, 144A, 3 Month SOFR + 1.502% (Cap N/A, Floor 1.240%)	6.018%(c)	02/14/34		250	$250,720
PPM CLO Ltd. (Cayman Islands), Series 2021-05A, Class A, 144A, 3 Month SOFR + 1.462% (Cap N/A, Floor 1.200%)	6.094(c)	10/18/34		250	250,593
Regatta Funding Ltd. (Cayman Islands),
Series 2017-01A, Class A1R, 144A, 3 Month SOFR + 1.550% (Cap N/A, Floor 1.550%)	6.197(c)	04/17/37		250	251,285
Series 2019-01A, Class ARR, 144A, 3 Month SOFR + 1.390% (Cap N/A, Floor 1.390%)	6.046(c)	10/15/37		250	251,062

Romark WM-R Ltd. (Cayman Islands), Series 2018-01A, Class A1, 144A, 3 Month SOFR + 1.292% (Cap N/A, Floor 0.000%)	5.909(c)	04/20/31		151	151,532
Sound Point CLO Ltd. (Cayman Islands), Series 2019-01A, Class AR, 144A, 3 Month SOFR + 1.342% (Cap N/A, Floor 1.080%)	5.959(c)	01/20/32		193	193,291
Trinitas CLO Ltd. (Cayman Islands), Series 2022-20A, Class A1, 144A, 3 Month SOFR + 1.530% (Cap N/A, Floor 1.530%)	6.147(c)	07/20/35		250	250,670
Trinitas Euro CLO DAC (Ireland), Series 06A, Class A, 144A, 3 Month EURIBOR + 1.600% (Cap N/A, Floor 1.600%)	4.784(c)	04/15/37	EUR	250	265,276
Wellfleet CLO Ltd. (Cayman Islands), Series 2022-01A, Class A1RN, 144A, 3 Month SOFR + 1.420% (Cap N/A, Floor 1.420%)	6.076(c)	07/15/37		250	251,774
					8,643,675

PGIM Short Duration Multi-Sector Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Home Equity Loans 0.2%
JPMorgan Mortgage Trust,
Series 2023-HE02, Class A1, 144A, 30 Day Average SOFR + 1.700% (Cap N/A, Floor 0.000%)	6.461%(c)	03/20/54	63	$63,782
Series 2023-HE03, Class M1, 144A, 30 Day Average SOFR + 2.100% (Cap N/A, Floor 0.000%)	6.861(c)	05/25/54	65	65,488
				129,270

Total Asset-Backed Securities (cost $8,932,322)				8,976,708
Commercial Mortgage-Backed Securities 7.3%
BANK, Series 2023-BNK46, Class A21	6.951(cc)	08/15/56	200	205,634
Barclays Commercial Mortgage Securities Trust,
Series 2023-05C23, Class A3	6.675(cc)	12/15/56	200	211,717
Series 2024-5C29, Class XA, IO	1.823(cc)	09/15/57	1,000	66,230
Benchmark Mortgage Trust,
Series 2019-B15, Class A4	2.673	12/15/72	300	269,165
Series 2022-B33, Class A1	2.306	03/15/55	265	257,319
Series 2024-V05, Class A3	5.805	01/10/57	100	103,062
BMO Mortgage Trust,
Series 2023-05C01, Class A3	6.534(cc)	08/15/56	150	157,041
Series 2023-C06, Class A2	6.868(cc)	09/15/56	200	211,994
Series 2024-05C05, Class A3	5.857	02/15/57	100	103,397
BX Trust,
Series 2024-PAT, Class A, 144A, 1 Month SOFR + 2.090% (Cap N/A, Floor 2.090%)	6.699(c)	03/15/41	100	100,313
Series 2024-VLT04, Class C, 144A, 1 Month SOFR + 2.140% (Cap N/A, Floor 2.140%)	6.750(c)	07/15/29	100	100,156

CENT Trust, Series 2023-CITY, Class A, 144A, 1 Month SOFR + 2.620% (Cap N/A, Floor 2.620%)	7.229(c)	09/15/38	50	50,438
CGMS Commercial Mortgage Trust, Series 2017-B01, Class A3	3.197	08/15/50	242	232,403
Commercial Mortgage Trust,
Series 2015-DC01, Class A5	3.350	02/10/48	232	231,580
Series 2016-COR01, Class A4	3.091	10/10/49	250	240,331

PGIM Short Duration Multi-Sector Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)

ELM Trust, Series 2024-ELM, Class D10, 144A	6.847%(cc)	06/10/39	100	$101,056
GS Mortgage Securities Corp. Trust, Series 2024-RVR, Class A, 144A	5.372(cc)	08/10/41	100	99,863
GS Mortgage Securities Trust, Series 2019-GC40, Class A2	2.971	07/10/52	6	5,822
JPMCC Commercial Mortgage Securities Trust, Series 2019-COR04, Class A5	4.029	03/10/52	250	236,858
LBA Trust, Series 2024-BOLT, Class D, 144A, 1 Month SOFR + 2.590% (Cap N/A, Floor 2.590%)	7.199(c)	06/15/26	50	50,062
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C20, Class A4	3.249	02/15/48	20	20,186
Morgan Stanley Capital I Trust, Series 2015-UBS08, Class A4	3.809	12/15/48	250	246,651
ROCK Trust,
Series 2024-CNTR, Class A, 144A	5.388	11/13/41	100	100,298
Series 2024-CNTR, Class C, 144A	6.471	11/13/41	100	101,583
Series 2024-CNTR, Class D, 144A	7.109	11/13/41	100	102,178

UBS Commercial Mortgage Trust, Series 2017-C04, Class A3	3.301	10/15/50	273	257,745
WCORE Commercial Mortgage Trust, Series 2024-CORE, Class A, 144A, 1 Month SOFR + 1.492% (Cap N/A, Floor 1.492%)	6.192(c)	11/15/41	130	130,000
Wells Fargo Commercial Mortgage Trust, Series 2024-GRP, Class C, 144A, 1 Month SOFR + 2.940% (Cap N/A, Floor 2.940%)	7.549(c)	10/15/41	100	99,956

Total Commercial Mortgage-Backed Securities (cost $3,978,502)				4,093,038
Corporate Bonds 22.5%
Aerospace & Defense 0.5%
Boeing Co. (The),
Sr. Unsec’d. Notes	2.196	02/04/26	150	144,987
Sr. Unsec’d. Notes	3.250	02/01/28	30	28,371
Sr. Unsec’d. Notes, 144A	6.298	05/01/29	20	20,858

Bombardier, Inc. (Canada), Sr. Unsec’d. Notes, 144A	7.875	04/15/27	61	61,076
				255,292

PGIM Short Duration Multi-Sector Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Agriculture 0.5%
BAT Capital Corp. (United Kingdom), Gtd. Notes	2.259%	03/25/28	115	$106,198
Philip Morris International, Inc., Sr. Unsec’d. Notes	4.875	02/13/29	150	151,498
				257,696
Airlines 0.2%
Delta Air Lines, Inc./SkyMiles IP Ltd., Sr. Sec’d. Notes, 144A	4.750	10/20/28	75	74,220
United Airlines, Inc., Sr. Sec’d. Notes, 144A	4.375	04/15/26	25	24,645
				98,865
Apparel 0.0%
Hanesbrands, Inc., Gtd. Notes, 144A	4.875	05/15/26	25	24,695
Auto Manufacturers 0.9%
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	6.800	05/12/28	200	208,729
General Motors Financial Co., Inc.,
Sr. Unsec’d. Notes	1.250	01/08/26	180	173,140
Sr. Unsec’d. Notes	5.400	05/08/27	15	15,216

Hyundai Capital America, Sr. Unsec’d. Notes, 144A	5.950	09/21/26	80	81,500
				478,585
Auto Parts & Equipment 0.2%
Dana, Inc., Sr. Unsec’d. Notes	5.625	06/15/28	25	24,827
Tenneco, Inc., Sr. Sec’d. Notes, 144A	8.000	11/17/28	75	71,198
				96,025

PGIM Short Duration Multi-Sector Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks 6.4%
Bank of America Corp., Sr. Unsec’d. Notes, MTN	2.087%(ff)	06/14/29	325	$296,809
Barclays PLC (United Kingdom), Sr. Unsec’d. Notes	2.279(ff)	11/24/27	200	189,810
BNP Paribas SA (France), Sr. Preferred Notes, 144A	5.176(ff)	01/09/30	200	201,342
Citigroup, Inc.,
Jr. Sub. Notes, Series EE	6.750(ff)	02/15/30(oo)	125	125,129
Sr. Unsec’d. Notes	5.174(ff)	02/13/30	190	192,227
Sub. Notes	4.450	09/29/27	195	193,000

Comerica, Inc., Sr. Unsec’d. Notes	5.982(ff)	01/30/30	80	81,677
Deutsche Bank AG (Germany), Sr. Non-Preferred Notes	2.311(ff)	11/16/27	150	142,354
Fifth Third Bancorp, Sr. Unsec’d. Notes	6.339(ff)	07/27/29	20	20,944
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes	1.542(ff)	09/10/27	140	132,177
Sr. Unsec’d. Notes	4.692(ff)	10/23/30	50	49,666
Sr. Unsec’d. Notes	5.798(ff)	08/10/26	180	181,183

Huntington Bancshares, Inc., Sr. Unsec’d. Notes	6.208(ff)	08/21/29	10	10,426
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes	5.040(ff)	01/23/28	70	70,418
Sr. Unsec’d. Notes	5.299(ff)	07/24/29	500	508,826

KeyCorp, Sr. Unsec’d. Notes, MTN	2.550	10/01/29	20	17,969
Morgan Stanley, Sr. Unsec’d. Notes	5.449(ff)	07/20/29	300	306,528
PNC Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes	5.812(ff)	06/12/26	85	85,488
Sr. Unsec’d. Notes	6.615(ff)	10/20/27	20	20,650

Societe Generale SA (France), Sr. Non-Preferred Notes, 144A, MTN	5.250	02/19/27	200	200,699
Truist Financial Corp., Sr. Unsec’d. Notes, MTN	6.047(ff)	06/08/27	125	127,219
U.S. Bancorp,
Sr. Unsec’d. Notes	5.384(ff)	01/23/30	30	30,620
Sr. Unsec’d. Notes	5.850(ff)	10/21/33	45	47,083

PGIM Short Duration Multi-Sector Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)
Wells Fargo & Co.,
Sr. Unsec’d. Notes, MTN	5.198%(ff)	01/23/30	90	$91,349
Sr. Unsec’d. Notes, MTN	5.574(ff)	07/25/29	250	256,412
				3,580,005
Building Materials 0.1%
JELD-WEN, Inc., Gtd. Notes, 144A	4.875	12/15/27	25	24,017
Standard Industries, Inc., Sr. Unsec’d. Notes, 144A	4.750	01/15/28	25	24,261
				48,278
Chemicals 0.7%
Braskem Netherlands Finance BV (Brazil), Gtd. Notes	4.500	01/10/28	200	187,313
Celanese US Holdings LLC, Gtd. Notes	6.600	11/15/28	25	25,892
CF Industries, Inc., Gtd. Notes, 144A	4.500	12/01/26	110	108,967
DuPont de Nemours, Inc., Sr. Unsec’d. Notes	4.725	11/15/28	50	50,444
				372,616
Commercial Services 0.3%
Allied Universal Holdco LLC/Allied Universal Finance Corp., Sr. Unsec’d. Notes, 144A	9.750	07/15/27	50	50,172
AMN Healthcare, Inc.,
Gtd. Notes, 144A	4.000	04/15/29	25	22,652
Gtd. Notes, 144A	4.625	10/01/27	50	47,796

Brink’s Co. (The), Gtd. Notes, 144A	4.625	10/15/27	25	24,338
ERAC USA Finance LLC, Gtd. Notes, 144A	5.000	02/15/29	40	40,608
				185,566

PGIM Short Duration Multi-Sector Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Computers 0.3%
Hewlett Packard Enterprise Co., Sr. Unsec’d. Notes	4.450%	09/25/26	65	$64,763
Leidos, Inc., Gtd. Notes	3.625	05/15/25	80	79,535
				144,298
Distribution/Wholesale 0.1%
H&E Equipment Services, Inc., Gtd. Notes, 144A	3.875	12/15/28	50	46,373
Diversified Financial Services 0.3%
American Express Co., Sr. Unsec’d. Notes	6.338(ff)	10/30/26	65	65,888
Cantor Fitzgerald LP, Sr. Unsec’d. Notes, 144A	7.200	12/12/28	25	26,306
Capital One Financial Corp., Sr. Unsec’d. Notes	7.149(ff)	10/29/27	40	41,616
Nationstar Mortgage Holdings, Inc., Gtd. Notes, 144A	6.000	01/15/27	25	24,994
OneMain Finance Corp., Gtd. Notes	3.875	09/15/28	25	23,380
				182,184
Electric 2.2%
Algonquin Power & Utilities Corp. (Canada), Sr. Unsec’d. Notes	5.365	06/15/26	30	30,188
American Electric Power Co., Inc., Jr. Sub. Notes	5.699	08/15/25	75	75,339
Calpine Corp., Sr. Unsec’d. Notes, 144A	4.625	02/01/29	50	47,651
Eskom Holdings SOC Ltd. (South Africa), Sr. Unsec’d. Notes	7.125	02/11/25	200	200,000
FirstEnergy Pennsylvania Electric Co., Sr. Unsec’d. Notes, 144A	5.150	03/30/26	60	60,110
MVM Energetika Zrt (Hungary), Sr. Unsec’d. Notes	7.500	06/09/28	200	209,688
NextEra Energy Capital Holdings, Inc., Gtd. Notes	5.749	09/01/25	130	130,877

PGIM Short Duration Multi-Sector Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Electric (cont’d.)
NRG Energy, Inc., Gtd. Notes	5.750%	01/15/28	50	$50,024
Southern California Edison Co.,
First Mortgage	4.875	02/01/27	100	100,711
First Mortgage	4.900	06/01/26	125	125,417

Vistra Corp., Jr. Sub. Notes, 144A	8.000(ff)	10/15/26(oo)	50	51,468
Vistra Operations Co. LLC,
Gtd. Notes, 144A	4.375	05/01/29	25	23,871
Gtd. Notes, 144A	5.000	07/31/27	50	49,537
Gtd. Notes, 144A	6.875	04/15/32	10	10,381
Sr. Sec’d. Notes, 144A	5.125	05/13/25	90	89,958
				1,255,220
Engineering & Construction 0.5%
Jacobs Engineering Group, Inc., Gtd. Notes	6.350	08/18/28	65	68,149
MasTec, Inc., Sr. Unsec’d. Notes	5.900	06/15/29	5	5,147
Mexico City Airport Trust (Mexico), Sr. Sec’d. Notes, 144A	4.250	10/31/26	200	195,646
				268,942
Entertainment 0.4%
Caesars Entertainment, Inc., Gtd. Notes, 144A	4.625	10/15/29	75	70,852
Penn Entertainment, Inc., Sr. Unsec’d. Notes, 144A	5.625	01/15/27	25	24,712
Warnermedia Holdings, Inc., Gtd. Notes	3.755	03/15/27	160	155,017
				250,581
Foods 0.5%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC, Gtd. Notes, 144A	6.500	02/15/28	25	25,424

PGIM Short Duration Multi-Sector Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Foods (cont’d.)
B&G Foods, Inc., Gtd. Notes	5.250%	09/15/27		25	$23,878
Bellis Finco PLC (United Kingdom), Gtd. Notes (original cost $99,303; purchased 07/19/23)(f)	4.000	02/16/27	GBP	100	119,572
Kroger Co. (The), Sr. Unsec’d. Notes	4.650	09/15/29		125	125,432
					294,306
Gas 0.1%
AmeriGas Partners LP/AmeriGas Finance Corp., Sr. Unsec’d. Notes	5.875	08/20/26		25	24,575
NiSource, Inc., Sr. Unsec’d. Notes	5.200	07/01/29		40	40,723
					65,298
Healthcare-Services 0.3%
CommonSpirit Health, Sr. Sec’d. Notes	5.205	12/01/31		100	101,961
LifePoint Health, Inc., Sr. Sec’d. Notes, 144A	4.375	02/15/27		50	48,445
Tenet Healthcare Corp., Sr. Sec’d. Notes	4.375	01/15/30		25	23,433
					173,839
Home Builders 0.2%
Beazer Homes USA, Inc., Gtd. Notes	7.250	10/15/29		25	25,516
M/I Homes, Inc., Gtd. Notes	4.950	02/01/28		25	24,550
Mattamy Group Corp. (Canada), Sr. Unsec’d. Notes, 144A	5.250	12/15/27		25	24,625
Taylor Morrison Communities, Inc., Gtd. Notes, 144A	5.875	06/15/27		25	25,274
Tri Pointe Homes, Inc., Gtd. Notes	5.250	06/01/27		25	24,765
					124,730

PGIM Short Duration Multi-Sector Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Leisure Time 0.2%
NCL Corp. Ltd., Gtd. Notes, 144A	5.875%	03/15/26	100	$99,706
Viking Cruises Ltd., Gtd. Notes, 144A	5.875	09/15/27	25	24,750
				124,456
Lodging 0.3%
Hyatt Hotels Corp., Sr. Unsec’d. Notes	5.750	01/30/27	75	76,438
Marriott International, Inc., Sr. Unsec’d. Notes	5.450	09/15/26	30	30,436
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp., Sr. Sec’d. Notes, 144A	5.875	05/15/25	50	49,937
				156,811
Machinery-Diversified 0.1%
Nordson Corp., Sr. Unsec’d. Notes	5.600	09/15/28	10	10,329
Otis Worldwide Corp., Sr. Unsec’d. Notes	5.250	08/16/28	35	35,731
				46,060
Media 0.6%
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes, 144A	5.125	05/01/27	50	49,376
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes	2.250	01/15/29	90	79,991
Cox Communications, Inc.,
Gtd. Notes, 144A	5.450	09/01/34	25	24,741
Sr. Unsec’d. Notes, 144A	3.350	09/15/26	80	77,949
DISH DBS Corp.,
Gtd. Notes	5.125	06/01/29	25	16,535
Gtd. Notes	7.375	07/01/28	25	18,881
Gtd. Notes	7.750	07/01/26	25	21,413

PGIM Short Duration Multi-Sector Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Media (cont’d.)

DISH Network Corp., Sr. Sec’d. Notes, 144A	11.750%	11/15/27		25	$26,520
Univision Communications, Inc., Sr. Sec’d. Notes, 144A	6.625	06/01/27		50	49,817
					365,223
Mining 0.2%
Newmont Corp./Newcrest Finance Pty Ltd., Gtd. Notes	5.300	03/15/26		75	75,481
Novelis Corp., Gtd. Notes, 144A	3.250	11/15/26		25	24,081
					99,562
Oil & Gas 1.5%
Aker BP ASA (Norway), Sr. Unsec’d. Notes, 144A	5.600	06/13/28		150	152,996
BP Capital Markets PLC, Gtd. Notes	4.375(ff)	06/22/25(oo)		16	15,840
Ecopetrol SA (Colombia), Sr. Unsec’d. Notes	7.750	02/01/32		85	83,402
Energean Israel Finance Ltd. (Israel), Sr. Sec’d. Notes, 144A	5.375	03/30/28		9	8,022
Expand Energy Corp., Gtd. Notes, 144A	5.500	02/01/26		25	25,005
MEG Energy Corp. (Canada), Gtd. Notes, 144A	5.875	02/01/29		25	24,750
Ovintiv, Inc., Gtd. Notes	5.650	05/15/28		90	91,892
Parkland Corp. (Canada), Gtd. Notes, 144A	5.875	07/15/27		50	49,875
Petrobras Global Finance BV (Brazil), Gtd. Notes, EMTN	6.250	12/14/26	GBP	100	129,184
Petroleos Mexicanos (Mexico),
Gtd. Notes	3.625	11/24/25	EUR	100	103,826
Gtd. Notes	6.875	10/16/25		50	49,950
Gtd. Notes, EMTN	4.875	02/21/28	EUR	100	101,052
					835,794

PGIM Short Duration Multi-Sector Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Packaging & Containers 0.2%
Berry Global, Inc., Sr. Sec’d. Notes, 144A	5.800%	06/15/31	50	$51,711
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc., Sr. Sec’d. Notes, 144A	4.375	10/15/28	25	23,669
Sealed Air Corp./Sealed Air Corp. US, Gtd. Notes, 144A	6.125	02/01/28	25	25,238
				100,618
Pipelines 1.7%
Antero Midstream Partners LP/Antero Midstream Finance Corp., Gtd. Notes, 144A	5.750	01/15/28	50	49,849
Columbia Pipelines Operating Co. LLC, Sr. Unsec’d. Notes, 144A	5.927	08/15/30	15	15,636
Energy Transfer LP,
Jr. Sub. Notes, Series G	7.125(ff)	05/15/30(oo)	70	71,607
Sr. Unsec’d. Notes	6.100	12/01/28	40	41,989

MPLX LP, Sr. Unsec’d. Notes	1.750	03/01/26	160	154,061
Northwest Pipeline LLC, Sr. Unsec’d. Notes	4.000	04/01/27	95	93,397
ONEOK, Inc.,
Gtd. Notes	4.550	07/15/28	100	99,561
Gtd. Notes	5.650	11/01/28	35	36,123

Targa Resources Corp., Gtd. Notes	5.200	07/01/27	125	126,608
Venture Global Calcasieu Pass LLC, Sr. Sec’d. Notes, 144A	6.250	01/15/30	75	76,806
Western Midstream Operating LP, Sr. Unsec’d. Notes	4.650	07/01/26	130	129,446
Williams Cos., Inc. (The), Sr. Unsec’d. Notes	5.400	03/02/26	70	70,528
				965,611
Real Estate Investment Trusts (REITs) 1.3%
American Tower Corp., Sr. Unsec’d. Notes	3.600	01/15/28	70	67,780

PGIM Short Duration Multi-Sector Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Brixmor Operating Partnership LP, Sr. Unsec’d. Notes	3.900%	03/15/27		95	$93,077
Crown Castle, Inc., Sr. Unsec’d. Notes	4.800	09/01/28		90	89,825
Diversified Healthcare Trust, Gtd. Notes	9.750	06/15/25		21	21,005
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes	5.250	06/01/25		65	64,958
Realty Income Corp.,
Sr. Unsec’d. Notes	4.700	12/15/28		75	75,280
Sr. Unsec’d. Notes	4.750	02/15/29		160	160,371

Starwood Property Trust, Inc., Sr. Unsec’d. Notes, 144A	3.625	07/15/26		25	24,154
Sun Communities Operating LP, Gtd. Notes	2.300	11/01/28		75	68,016
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC, Sr. Sec’d. Notes, 144A	10.500	02/15/28		50	53,134
					717,600
Retail 0.6%
1011778 BC ULC/New Red Finance, Inc. (Canada), Sr. Sec’d. Notes, 144A	3.875	01/15/28		25	23,844
Carvana Co., Sr. Sec’d. Notes, 144A, Cash coupon 11.000% or PIK 13.000%	13.000	06/01/30		75	82,323
eG Global Finance PLC (United Kingdom), Sr. Sec’d. Notes, 144A	11.000	11/30/28	EUR	100	116,744
Home Depot, Inc. (The), Sr. Unsec’d. Notes	4.750	06/25/29		65	65,758
Park River Holdings, Inc., Gtd. Notes, 144A	5.625	02/01/29		50	43,754
Suburban Propane Partners LP/Suburban Energy Finance Corp., Sr. Unsec’d. Notes	5.875	03/01/27		25	24,868
					357,291

PGIM Short Duration Multi-Sector Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Semiconductors 0.1%
Broadcom, Inc., Sr. Unsec’d. Notes	4.350%	02/15/30		80	$78,579
Software 0.1%
Fiserv, Inc., Sr. Unsec’d. Notes	5.375	08/21/28		60	61,349
Telecommunications 0.8%
Frontier Communications Holdings LLC, Sec’d. Notes, 144A	6.750	05/01/29		100	101,272
Rogers Communications, Inc. (Canada), Gtd. Notes	5.000	02/15/29		130	130,412
T-Mobile USA, Inc., Gtd. Notes	3.750	04/15/27		115	112,709
Vmed O2 UK Financing I PLC (United Kingdom), Sr. Sec’d. Notes	4.000	01/31/29	GBP	100	113,261
					457,654
Trucking & Leasing 0.1%
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Unsec’d. Notes, 144A	5.750	05/24/26		75	75,891

Total Corporate Bonds (cost $12,490,718)					12,645,893
Residential Mortgage-Backed Securities 1.5%
Connecticut Avenue Securities Trust,
Series 2022-R04, Class 1M2, 144A, 30 Day Average SOFR + 3.100% (Cap N/A, Floor 0.000%)	7.834(c)	03/25/42		100	104,003
Series 2022-R07, Class 1B1, 144A, 30 Day Average SOFR + 6.800% (Cap N/A, Floor 0.000%)	11.525(c)	06/25/42		100	112,041
Series 2023-R01, Class 1M1, 144A, 30 Day Average SOFR + 2.400% (Cap N/A, Floor 0.000%)	7.125(c)	12/25/42		74	75,963

PGIM Short Duration Multi-Sector Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Residential Mortgage-Backed Securities (Continued)

FHLMC Structured Agency Credit Risk REMIC Trust, Series 2022-DNA02, Class M1B, 144A, 30 Day Average SOFR + 2.400% (Cap N/A, Floor 0.000%)	7.134%(c)	02/25/42		100	$102,460
Lugo Funding DAC (Ireland), Series 2024-01A, Class B, 144A, 3 Month EURIBOR + 1.500% (Cap N/A, Floor 0.000%)	4.492(c)	05/26/66	EUR	100	104,516
PMT Credit Risk Transfer Trust, Series 2024-01R, Class A, 144A, 30 Day Average SOFR + 3.500% (Cap N/A, Floor 0.000%)	8.234(c)	05/25/33		374	378,574

Total Residential Mortgage-Backed Securities (cost $867,654)					877,557
Sovereign Bonds 0.9%
Panama Government International Bond (Panama), Sr. Unsec’d. Notes	3.750	03/16/25		200	198,400
Romanian Government International Bond (Romania), Sr. Unsec’d. Notes, 144A, MTN	5.000	09/27/26	EUR	100	108,581
Serbia International Bond (Serbia),
Sr. Unsec’d. Notes	3.125	05/15/27	EUR	100	104,189
Sr. Unsec’d. Notes, 144A	3.125	05/15/27	EUR	100	104,189

Total Sovereign Bonds (cost $520,364)					515,359
U.S. Government Agency Obligations 10.0%
Federal Home Loan Mortgage Corp.	2.500	04/01/51		40	33,914
Federal Home Loan Mortgage Corp.	3.000	07/01/46		77	70,163
Federal Home Loan Mortgage Corp.	3.000	02/01/52		101	87,850
Federal Home Loan Mortgage Corp.	3.500	10/01/45		202	187,799
Federal Home Loan Mortgage Corp.	3.500	09/01/46		452	420,976
Federal Home Loan Mortgage Corp.	3.500	05/01/52		267	242,009
Federal Home Loan Mortgage Corp.	4.000	09/01/52		261	243,879
Federal Home Loan Mortgage Corp.	4.500	09/01/52		250	240,229
Federal Home Loan Mortgage Corp.	5.500	08/01/52		76	76,369
Federal Home Loan Mortgage Corp.	5.500	10/01/52		131	130,727
Federal Home Loan Mortgage Corp.	5.500	11/01/52		229	229,198
Federal Home Loan Mortgage Corp.	5.500	12/01/52		68	67,971
Federal Home Loan Mortgage Corp.	6.000	04/01/53		232	234,920
Federal National Mortgage Assoc.	1.500	03/01/36		166	145,520
Federal National Mortgage Assoc.	2.000	02/01/36		701	630,491

PGIM Short Duration Multi-Sector Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)
Federal National Mortgage Assoc.	2.000%	11/01/50	177	$143,438
Federal National Mortgage Assoc.	2.500	09/01/50	172	145,682
Federal National Mortgage Assoc.	2.500	06/01/51	188	158,957
Federal National Mortgage Assoc.	2.500	10/01/51	247	208,170
Federal National Mortgage Assoc.	3.000	10/01/44	239	216,051
Federal National Mortgage Assoc.	3.000	06/01/51	294	258,562
Federal National Mortgage Assoc.	3.500	02/01/52	450	410,996
Federal National Mortgage Assoc.	4.000	06/01/52	254	237,410
Federal National Mortgage Assoc.	4.500	06/01/52	239	229,410
Federal National Mortgage Assoc.	5.000	TBA	250	245,297
Federal National Mortgage Assoc.	5.500	10/01/52	62	62,012
Government National Mortgage Assoc.	4.000	01/20/50	240	228,191
Government National Mortgage Assoc.	4.500	08/20/52	22	21,751

Total U.S. Government Agency Obligations (cost $5,522,043)				5,607,942
U.S. Treasury Obligations 33.8%
U.S. Treasury Notes	0.750	04/30/26	10,040	9,559,178
U.S. Treasury Notes	0.750	05/31/26	3,935	3,736,867
U.S. Treasury Notes(k)	1.250	12/31/26	2,320	2,186,600
U.S. Treasury Notes	2.000	11/15/26	3,440	3,301,056
U.S. Treasury Notes(k)	4.625	06/30/25	205	205,208

Total U.S. Treasury Obligations (cost $19,012,688)				18,988,909

Shares
Affiliated Exchange-Traded Fund 4.6%
PGIM AAA CLO ETF(wa) (cost $2,562,539)	50,000	2,568,500

Total Long-Term Investments (cost $53,886,830)			54,273,906

Short-Term Investments 5.8%
Affiliated Mutual Fund 5.8%
PGIM Core Government Money Market Fund (7-day effective yield 4.753%) (cost $3,242,202)(wa)	3,242,202	3,242,202

PGIM Short Duration Multi-Sector Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
Description	Value
Options Purchased*~ 0.0%
(cost $1,445)	$3,256

Total Short-Term Investments (cost $3,243,647)	3,245,458

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 102.4% (cost $57,130,477)	57,519,364
Options Written*~ (0.0)%
(premiums received $319)	(2,424)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 102.4% (cost $57,130,158)	57,516,940
Liabilities in excess of other assets(z) (2.4)%	(1,371,569)

Net Assets 100.0%	$56,145,371

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

EUR—Euro
GBP—British Pound

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A—Annual payment frequency for swaps
BARC—Barclays Bank PLC
CDX—Credit Derivative Index
CITI—Citibank, N.A.
CLO—Collateralized Loan Obligation
DAC—Designated Activity Company
EMTN—Euro Medium Term Note
ETF—Exchange-Traded Fund
EURIBOR—Euro Interbank Offered Rate
GSI—Goldman Sachs International
IO—Interest Only (Principal amount represents notional)
JPM—JPMorgan Chase Bank N.A.
LP—Limited Partnership
MTN—Medium Term Note
N/A—Not Applicable
OTC—Over-the-counter
PIK—Payment-in-Kind
Q—Quarterly payment frequency for swaps
REITs—Real Estate Investment Trust
REMIC—Real Estate Mortgage Investment Conduit
SOFR—Secured Overnight Financing Rate
T—Swap payment upon termination
TBA—To Be Announced

*	Non-income producing security.

PGIM Short Duration Multi-Sector Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail. Options with maturity dates greater than one year from date of acquisition would be considered long-term investments.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at November 30, 2024.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of November 30, 2024. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(f)	Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the aggregate original cost of such securities is $99,303. The aggregate value of $119,572 is 0.2% of net assets.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(wa)	Represents investments in Funds affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Forward Commitment Contracts:
U.S. Government Agency Obligations	Interest Rate	Maturity Date	Settlement Date	Principal Amount (000)#		Value
Federal National Mortgage Assoc.	5.500%	TBA	01/14/25	$(250)	$(249,605)
Federal National Mortgage Assoc.	6.000%	TBA	01/14/25	(125)	(126,409)
TOTAL FORWARD COMMITMENT CONTRACTS (proceeds receivable $373,281)					$(376,014)
Options Purchased:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
10 Year U.S. Treasury Notes Futures	Call	12/27/24	114.00		1		1	$78
10 Year U.S. Treasury Notes Futures	Call	12/27/24	118.00		1		1	16
Total Exchange Traded (cost $222)								$94

OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
2-Year 10 CMS Curve CAP	Call	JPM	01/02/25	0.19%		—		510	$4
2-Year 10 CMS Curve CAP	Put	JPM	01/21/25	0.13%		—		340	24
Total OTC Traded (cost $745)									$28

PGIM Short Duration Multi-Sector Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
Options Purchased (continued):
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
2-Year Interest Rate Swap, 01/08/27	Call	CITI	01/06/25	2.83%	2.83%(A)	1 Day SOFR(A)/ 4.590%	370	$8
2-Year Interest Rate Swap, 02/07/27	Call	CITI	02/05/25	3.65%	3.65%(A)	1 Day SOFR(A)/ 4.590%	370	647
2-Year Interest Rate Swap, 02/07/27	Call	CITI	02/05/25	3.80%	3.80%(A)	1 Day SOFR(A)/ 4.590%	370	970
7-Year Interest Rate Swap, 02/18/32	Put	JPM	02/13/25	4.24%	1 Day SOFR(A)/ 4.590%	4.24%(A)	180	325
10-Year Interest Rate Swap, 02/18/35	Put	JPM	02/13/25	3.91%	1 Day SOFR(A)/ 4.590%	3.91%(A)	135	1,008
10-Year Interest Rate Swap, 02/18/35	Put	JPM	02/13/25	4.41%	1 Day SOFR(A)/ 4.590%	4.41%(A)	135	176
Total OTC Swaptions (cost $478)								$3,134
Total Options Purchased (cost $1,445)								$3,256
Options Written:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
10 Year U.S. Treasury Notes Futures	Call	12/27/24	116.00		2		(2)	$(62)
(premiums received $122)

OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
2-Year 10 CMS Curve CAP	Call	JPM	01/02/25	0.49%		—		(510)	$—
2-Year 10 CMS Curve CAP	Put	JPM	01/21/25	0.43%		—		(340)	(2)
Total OTC Traded (premiums received $197)									$(2)

PGIM Short Duration Multi-Sector Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
Options Written (continued):
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
2-Year Interest Rate Swap, 01/08/27	Call	CITI	01/06/25	2.52%	1 Day SOFR(A)/ 4.590%	2.52%(A)	740	$(4)
2-Year Interest Rate Swap, 02/07/27	Call	CITI	02/05/25	3.10%	1 Day SOFR(A)/ 4.590%	3.10%(A)	740	(254)
2-Year Interest Rate Swap, 02/07/27	Call	CITI	02/05/25	3.23%	1 Day SOFR(A)/ 4.590%	3.23%(A)	740	(366)
2-Year Interest Rate Swap, 02/07/27	Put	CITI	02/05/25	4.32%	4.32%(A)	1 Day SOFR(A)/ 4.590%	370	(321)
2-Year Interest Rate Swap, 02/07/27	Put	CITI	02/05/25	4.35%	4.35%(A)	1 Day SOFR(A)/ 4.590%	370	(281)
7-Year Interest Rate Swap, 02/18/32	Put	JPM	02/13/25	4.48%	4.48%(A)	1 Day SOFR(A)/ 4.590%	360	(273)
10-Year Interest Rate Swap, 02/18/35	Put	JPM	02/13/25	4.16%	4.16%(A)	1 Day SOFR(A)/ 4.590%	270	(861)
Total OTC Swaptions (premiums received $0)								$(2,360)
Total Options Written (premiums received $319)								$(2,424)
Futures contracts outstanding at November 30, 2024:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
84	2 Year U.S. Treasury Notes	Mar. 2025	$17,313,188	$41,041
Short Positions:
2	3 Month CME SOFR	Dec. 2024	476,200	(304)
2	3 Month CME SOFR	Mar. 2025	477,863	1,034
2	3 Month CME SOFR	Jun. 2025	478,975	2,246
2	5 Year Euro-Bobl	Dec. 2024	253,303	(1,472)
6	5 Year U.S. Treasury Notes	Mar. 2025	645,609	(4,398)
1	10 Year U.K. Gilt	Mar. 2025	122,015	(1,521)
5	10 Year U.S. Ultra Treasury Notes	Mar. 2025	573,984	(10,132)
10	10 Year U.S. Treasury Notes	Mar. 2025	1,111,875	(12,584)

PGIM Short Duration Multi-Sector Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
Futures contracts outstanding at November 30, 2024 (continued):
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Short Positions (cont’d):
6	20 Year U.S. Treasury Bonds	Mar. 2025	$717,000	$(19,288)
1	Euro Schatz Index	Dec. 2024	113,146	(426)
				(46,845)
				$(5,804)
Forward foreign currency exchange contracts outstanding at November 30, 2024:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 12/03/24	BARC	GBP	284	$355,183	$361,042	$5,859	$—
Euro,
Expiring 12/03/24	JPM	EUR	1,963	2,044,006	2,074,420	30,414	—
Expiring 12/03/24	TD	EUR	22	24,271	23,509	—	(762)
				$2,423,460	$2,458,971	36,273	(762)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 12/03/24	BOA	GBP	284	$368,634	$361,042	$7,592	$—
Expiring 01/10/25	BARC	GBP	284	355,151	361,015	—	(5,864)
Euro,
Expiring 12/03/24	JPM	EUR	1,886	2,046,783	1,993,504	53,279	—
Expiring 12/03/24	MSI	EUR	99	104,609	104,426	183	—
Expiring 01/10/25	JPM	EUR	1,963	2,047,647	2,078,040	—	(30,393)
				$4,922,824	$4,898,027	61,054	(36,257)
						$97,327	$(37,019)

PGIM Short Duration Multi-Sector Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
Credit default swap agreements outstanding at November 30, 2024:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
U.S. Treasury Notes	06/20/25	0.250%(Q)	EUR	60	$(83)	$43	$(126)	BARC
U.S. Treasury Notes	06/20/25	0.250%(Q)	EUR	20	(28)	17	(45)	BARC
					$(111)	$60	$(171)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at November 30, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Bank of America Corp.	12/20/25	1.000%(Q)		40	0.275%	$382	$303	$79	GSI
Citigroup, Inc.	12/20/25	1.000%(Q)		40	0.233%	399	307	92	GSI
Morgan Stanley	12/20/25	1.000%(Q)		40	0.236%	398	303	95	GSI
Republic of Italy	12/20/24	1.000%(Q)		65	0.077%	164	34	130	BARC
U.S. Treasury Notes	12/20/24	0.250%(Q)	EUR	60	0.065%	38	(8)	46	BARC
U.S. Treasury Notes	12/20/24	0.250%(Q)	EUR	20	0.065%	13	(3)	16	BARC
U.S. Treasury Notes	03/20/25	0.250%(Q)	EUR	40	0.081%	43	16	27	BARC
						$1,437	$952	$485

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at November 30, 2024(4)	Value at Trade Date	Value at November 30, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Sell Protection(2):
CDX.NA.IG.43.V1	12/20/29	1.000%(Q)	3,300	0.475%	$76,142	$85,337	$9,195
The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that

PGIM Short Duration Multi-Sector Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Interest rate swap agreements outstanding at November 30, 2024:
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at November 30, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
4,330	05/17/25	5.113%(T)	1 Day SOFR(2)(T)/ 4.590%	$—	$10,056	$10,056
3,170	08/19/25	4.395%(T)	1 Day SOFR(2)(T)/ 4.590%	232	(4,331)	(4,563)
2,220	08/31/25	4.805%(A)	1 Day SOFR(1)(A)/ 4.590%	—	(6,672)	(6,672)
2,220	05/17/26	4.669%(A)	1 Day SOFR(1)(A)/ 4.590%	—	(10,532)	(10,532)
180	09/25/26	4.699%(A)	1 Day SOFR(1)(A)/ 4.590%	20	(2,036)	(2,056)
2,890	05/13/27	4.497%(A)	1 Day SOFR(2)(A)/ 4.590%	880	25,269	24,389

PGIM Short Duration Multi-Sector Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
Interest rate swap agreements outstanding at November 30, 2024 (continued):
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at November 30, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
1,800	05/13/29	4.253%(A)	1 Day SOFR(1)(A)/ 4.590%	$(1,704)	$(24,435)	$(22,731)
60	05/11/54	1.350%(A)	1 Day SOFR(1)(A)/ 4.590%	26,830	25,382	(1,448)
				$26,258	$12,701	$(13,557)

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).